Intangible asset (Tables)	3 Months Ended
Sep. 30, 2022
Intangible asset
Schedule of carrying value of the intangible assets acquired

The carrying value of the intangible assets acquired is as follows:

$
Balance, June 30, 2021	1,691,575
Amortisation	(191,035)
Balance, June 30, 2022	1,500,540
Amortisation	(48,152)
Balance, September 30, 2022	1,452,388